UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  The Eli & Edythe Broad Foundation

   Address:               10900 Wilshire Blvd., 12th Floor
                          Los Angeles, CA 90024

   Form 13F File Number:  028-14391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  K.C. Krieger

   Title:                 Director of Investments

   Phone:                 310-954-5039

   Signature, Place, and Date of Signing:

     /s/ K.C. Krieger          Los Angeles, CA            08/06/2011
     -----------------         ---------------            ----------
        (Signature)             (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 17

Form 13F Information Value Total (thousands):      $51,215


List of Other Included Managers: NONE

Form 13F-HR Information Table

                             Title of                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                 Class              CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                 -----              -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Bank of America Corporation   *W EXP 10/28/2018  060505153      480   600000                SOLE               600000
Capital One Finl Corp         *W EXP 11/14/2018  14040H139     4280   200000                SOLE               200000
Colgate Palmolive Co          COM                194162103     2228    21400                SOLE                21400
First Rep Bk San Francisco C  COM                33616C100    10817   321924                SOLE               321924
Hartford Finl Svcs Group Inc  *W EXP 06/26/2019  416515120     2030   200000                SOLE               200000
Heinz  H J Co                 COM                423074103     1637    30100                SOLE                30100
India Fd Inc                  COM                454089103     1583    77651                SOLE                77651
Johnson & Johnson             COM                478160104     2148    31800                SOLE                31800
JPMorgan Chase & Co           *W EXP 10/28/2018  46634E114     4885   500000                SOLE               500000
Market Vectors ETF TR         Brazil SMCP ETF    57060U613     8417   230047                SOLE               230047
Merck & Co Inc New            COM                58933Y105     2334    55900                SOLE                55900
Novartis A G                  Sponsored ADR      66987V109     1179    21100                SOLE                21100
PNC Finl Svcs Group Inc       *W EXP 12/31/2018  693475121     1613   150000                SOLE               150000
Procter & Gamble Co           COM                742718109     1672    27300                SOLE                27300
Royal Dutch Shell  Plc        Spons ADR A        780259206     2097    31100                SOLE                31100
Statoil  ASA                  Sponsored ADR      85771P102     1627    68200                SOLE                68200
Unilever  N V                 N Y SHS NEW        904784709     2188    65600                SOLE                65600